N-CEN Report

List of pending litigation of UBS Funds as of September 2023 which are: (1) any bankruptcy, receivership or similar proceeding with respect to the Fund or any of its significant subsidiaries; (2) any proceeding to which any director, officer or other affiliated person of the Fund is a party adverse to the Fund or any of its subsidiaries; and (3) any proceeding involving the revocation or suspension of the right of the Registrant to sell securities:

Fund	Description	Parties
Puerto Rico Residents Tax-Free Fund VI, Inc.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

This case was stayed until after thirty (30) days after the District Court approved or denied the Commonwealth Joint Plan of Adjustment. If the Plan is approved, the case would be dismissed. If the Plan is denied, litigation would continue.

The parties reached an agreement to settle this case and the case is stayed until after thirty (30) days after the District Court approved or denied the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date which occurred on March 15, 2022. The confirmation order was been appealed to the Court of Appeals for the First Circuit by various organizations that represent some public-school teachers and educators participating in the Commonwealth’s pension system, that object to the manner in which the Plan treats their claim to current and future pension plans. The Confirmation Order was affirmed. The appealing parties filed a Certiorari before the Supreme Court, and the Supreme Court denied expedition of the Certiorari.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I (now Puerto Rico Residents Bond Fund I); Puerto Rico Investors Tax-Free Fund, Inc. (now Puerto Rico Residents Tax-Free Fund, Inc.); Puerto Rico Investors Tax-Free Fund, Inc. II (now Puerto Rico Residents Tax-Free Fund II, Inc.); Puerto Rico Investors Tax-Free Fund III, Inc. (now Puerto Rico Residents Tax-Free Fund III, Inc.); Puerto Rico Investors Tax-Free Fund IV, Inc. (now Puerto Rico Residents Tax-Free Fund IV, Inc.); Puerto Rico Investors Tax-Free Fund V, Inc. (now Puerto Rico Residents Tax-Free Fund V, Inc.); Puerto Rico Investors Tax-Free Fund VI, Inc. (now Puerto Rico Residents Tax-Free Fund VI, Inc.); Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Fund		Description	Parties

Another group of creditors objected the treatment of their claims under the Plan, because it violated the takings clause of the Fifth Amendment of the United States Constitution. The Court of Appeals affirmed the District Court’s decision.

The FOMB has informed the Court that on the effective date of the Plan (March 15, 2022), the ERS cases were deemed dismissed and/or denied with prejudice. Accordingly, this case is effectively terminated.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii) the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date which occurred on March 15, 2022. Accordingly, this case is effectively terminated.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

Fund		Description	Parties
The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants
Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date which occurred on March 15, 2022. Accordingly, this case is effectively terminated.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.